Disclosure of detailed information about estimated useful life or depreciation rate explanatory (Details)	12 Months Ended
Dec. 31, 2018
Equipments Member
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	straight-line over 1 to 21 years
Other plant assets [Member]
Statements [Line Items]
Useful lives or depreciation rates, property, plant and equipment	straight-line over 1 to 21 years / unit-of-production